Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.61263%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$816,493.54

Principal:
Principal Collections	$15,974,619.33
Prepayments in Full	$7,739,183.56
Liquidation Proceeds	$162,856.32
Recoveries	$48,012.89
Sub Total	$23,924,672.10
Collections	$24,741,165.64

Purchase Amounts:
Purchase Amounts Related to Principal	$244,390.47
Purchase Amounts Related to Interest	$869.28
Sub Total	$245,259.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,986,425.39

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,986,425.39
Servicing Fee	$358,413.97	$358,413.97	$0.00	$0.00	$24,628,011.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,628,011.42
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,628,011.42
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,628,011.42
Interest - Class A-3 Notes	$189,414.70	$189,414.70	$0.00	$0.00	$24,438,596.72
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$24,296,765.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,296,765.05
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$24,239,790.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,239,790.38
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$24,197,410.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,197,410.80
Regular Principal Payment	$22,600,949.30	$22,600,949.30	$0.00	$0.00	$1,596,461.50
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,596,461.50
Residual Released to Depositor	$0.00	$1,596,461.50	$0.00	$0.00	$0.00
Total		$24,986,425.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,600,949.30
Total					$22,600,949.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,600,949.30	$59.87	$189,414.70	$0.50	$22,790,364.00	$60.37
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$22,600,949.30	$17.16	$430,600.62	$0.33	$23,031,549.92	$17.49

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$186,309,537.46	0.4935352	$163,708,588.16	0.4336651
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$373,749,537.46	0.2837153	$351,148,588.16	0.2665588

Pool Information
Weighted Average APR	2.247%	2.239%
Weighted Average Remaining Term	31.78	30.97
Number of Receivables Outstanding	31,048	30,180
Pool Balance	$430,096,758.74	$405,696,644.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$400,096,310.84	$377,495,361.54
Pool Factor	0.3007673	0.2837043

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$28,201,282.59
Targeted Overcollateralization Amount	$54,548,055.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,548,055.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$279,064.93
(Recoveries)		116	$48,012.89
Net Loss for Current Collection Period			$231,052.04
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6447%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0948%
Second Prior Collection Period			0.3491%
Prior Collection Period			0.7146%
Current Collection Period			0.6635%
Four Month Average (Current and Prior Three Collection Periods)			0.7055%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,758	$11,562,385.82
(Cumulative Recoveries)			$1,472,710.98
Cumulative Net Loss for All Collection Periods			$10,089,674.84
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7056%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,192.31
Average Net Loss for Receivables that have experienced a Realized Loss			$3,658.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.49%	358	$6,039,590.09
61-90 Days Delinquent	0.18%	40	$732,391.80
91-120 Days Delinquent	0.11%	18	$438,786.69
Over 120 Days Delinquent	0.14%	28	$587,524.52
Total Delinquent Receivables	1.92%	444	$7,798,293.10

Repossession Inventory:
Repossessed in the Current Collection Period		10	$275,322.02
Total Repossessed Inventory		23	$544,634.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2481%
Prior Collection Period			0.2544%
Current Collection Period			0.2850%
Three Month Average			0.2625%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4335%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer